MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Insurance [Abstract]
Asset		$ 34		$ 856
Liability		(89)		(3,655)
Effect of changes in the ending instrument-specific credit risk		(55)	$ (114)	$ (2,799)
Market risk benefit liability period increase (decrease)	$ (40)	$ 0	$ 0